Debt (Senior Credit Facilities) (Narrative) (Details) (USD $)	3 Months Ended						12 Months Ended			3 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Revolving Facility	Dec. 31, 2012 Revolving Facility	Dec. 31, 2012 U.S. Term Loans	Dec. 31, 2013 Line of credit Revolving Facility	Jun. 27, 2013 Line of credit Revolving Facility	Nov. 14, 2011 Line of credit Revolving Facility	Jun. 30, 2013 Loans payable U.S. Term Loans	Mar. 31, 2013 Loans payable U.S. Term Loans	Dec. 31, 2013 Loans payable U.S. Term Loans	Dec. 31, 2012 Loans payable U.S. Term Loans	Nov. 14, 2011 Loans payable U.S. Term Loans	Jun. 27, 2013 Subfacility for letters of credit Line of credit Revolving Facility	Jun. 27, 2013 Subfacility for swingline borrowings Line of credit Revolving Facility
Debt Instrument [Line Items]
Revolving Facility, maximum borrowing capacity								$ 1,500,000,000	$ 1,250,000,000						$ 150,000,000	$ 125,000,000
Revolving Facility, amount outstanding							60,000,000
Revolving Facility, interest rate during period							1.43%
Long-term debt		7,586,461,000	5,431,948,000	60,000,000	0	1,156,250,000						0	1,156,250,000	1,250,000,000
Repayments of debt										1,130,000,000	23,400,000
Write-off of deferred financing fees	$ 8,700,000